Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs capitalised during the year	$ 1,178	$ 1,275	$ 1,970
Total costs	1,738	1,709	2,520
United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs	992	987	1,975
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs	$ 0	$ 331	$ 1,081